February 26, 2021

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0505

Re:	Calamos Global Total Return Fund (File Nos. 333-251787, 811-21547)

Ladies and Gentleman:

On behalf of the Trust, we are filing today, pursuant to the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, by electronic submission via EDGAR, Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 (the “Amendment”). This Amendment is being filed for the purposes of filing an exhibit.

No fees are required in connection with this filing.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (630) 245-1105.

Very truly yours,
/s/ Tammie Lee
Tammie Lee

cc:	J. Christopher Jackson, Esq.
Paulita Pike, Esq., Ropes & Gray LLP
Rita Rubin, Esq., Ropes & Gray LLP